UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2003




ITEM 1.  ANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUND, INC., NASDAQ-100 INDEX FUND - REPORT FOR PERIOD ENDING DECEMBER 31, 2003


[LOGO OF USAA]
   USAA(R)

                   USAA NASDAQ-100
                          INDEX Fund

                                 [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

                   A n n u a l   R e p o r t

--------------------------------------------------------------------------------
    DECEMBER 31, 2003

                                             (C)2004, USAA. All rights reserved.

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

    Independent Auditor's Report                                            10

    Portfolio of Investments                                                11

    Notes to Portfolio of Investments                                       17

    Financial Statements                                                    18

    Notes to Financial Statements                                           21

DIRECTORS' AND OFFICERS' INFORMATION                                        31

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C) 2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "
                                             ... WE HAVE A SOLID TEAM OF
[PHOTO OF CHRISTOPHER W. CLAUS]         INDEX FUND MANAGERS, AND YOU CAN REST
                                       ASSURED THAT THEY WILL CONTINUE TO WORK
                                             HARD IN YOUR BEST INTERESTS.

                                                         "
--------------------------------------------------------------------------------

                 The year 2003 was excellent for equities. The stock market's performance reflects investor expectations for improving economic conditions. The ongoing monetary and fiscal stimulus - the lowest short-term interest rates in decades, reduced marginal tax rates, and increased government spending - led to renewed economic growth. Increasing worker productivity and improving corporate profitability have stimulated strong growth in the gross domestic product (GDP).

                 All these positive developments have contributed to the rise of the stock market, which was echoed in the performance of key market indices. By year-end, the S&P 500 Index returned 28.67%, the Nasdaq-100 Index returned 49.48%, and the Wilshire 4500 Index returned 43.84%.

                 Index mutual funds also performed well. An index fund, after all, holds a portfolio of securities designed to match, before fees and expenses, the performance of all or part of the index. For example, USAA's S&P 500 Index Fund includes most of the 500 stocks in the S&P 500 Index, which is constructed using market weights (stock price multiplied by number of shares outstanding) to provide a broad indicator of stock price movements.

                 Index investing offers two specific benefits: lower costs and tax efficiency. Except to invest new money or redeem shares, index fund managers trade securities only when the index itself changes.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 As a result, these funds may have lower expenses and fewer capital gain distributions than actively managed funds. Index funds can also be a sensible equity strategy for long-term investors, especially those who are willing to let their money work for them over multiple market cycles. It is not possible to invest directly in an index. An index mutual fund incurs fees and expenses and may not always be invested in all securities of the index the fund attempts to mirror.

                 The general consensus among market strategists is that 2004 will bring very modest growth with a possible correction or two. However, we believe that we have a solid team of index fund managers, and you can rest assured that they will continue to work hard in your best interests.

                 In the year ahead, we will keep providing you with outstanding resources - a market-tested portfolio management team, quality service, and no-load mutual funds without excessive fees, sales loads, or contractual plans.

                 Thank you for your continuing faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 THE S&P 500 INDEX IS A WELL-KNOWN STOCK MARKET INDEX THAT INCLUDES COMMON STOCKS OF 500 COMPANIES FROM SEVERAL INDUSTRIAL SECTORS REPRESENTING A SIGNIFICANT PORTION OF THE MARKET VALUE OF ALL STOCKS PUBLICLY TRADED IN THE UNITED STATES. MOST OF THESE STOCKS ARE LISTED ON THE NEW YORK STOCK EXCHANGE.

                 THE NASDAQ-100 INDEX IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NONFINANCIAL DOMESTIC AND INTERNATIONAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET BASED ON MARKET CAPITALIZATION.

                 THE WILSHIRE 4500 INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF APPROXIMATELY 4,700 U.S. EQUITY SECURITIES. THE WILSHIRE 4500 INCLUDES ALL THE STOCKS IN THE WILSHIRE 5000 EXCEPT FOR STOCKS INCLUDED IN THE S&P 500.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NASDAQ-100 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Under normal market conditions, at least 80% of the Fund's assets, including any borrowings for investment purposes, will be invested in the equity securities of companies composing the Nasdaq-100 Index.


--------------------------------------------------------------------------------
                                 12/31/03                   12/31/02
--------------------------------------------------------------------------------
Net Assets                    $113.4 Million              $52.9 Million
Net Asset Value Per Share         $4.63                       $3.13



--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
--------------------------------------------------------------------------------
 1 YEAR                 SINCE INCEPTION ON 10/27/00
 47.92%                          -21.49%


                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
     CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

[CHART OF CUMULATIVE PERFORMANCE COMPARISON]


                USAA NASDAQ-100   NASDAQ-100
                  INDEX FUND        INDEX
                ---------------   ----------
  10/30/00        $10,000.00     $10,000.00
  10/31/00         10,620.00      10,653.00
  11/30/00          8,160.00       8,135.70
  12/31/00          7,580.00       7,600.37
  01/31/01          8,390.00       8,416.00
  02/28/01          6,160.00       6,194.18
  03/31/01          5,080.00       5,106.60
  04/30/01          5,980.00       6,021.62
  05/31/01          5,800.00       5,842.25
  06/30/01          5,890.00       5,942.74
  07/31/01          5,410.00       5,464.94
  08/31/01          4,720.00       4,770.35
  09/30/01          3,750.00       3,792.43
  10/31/01          4,380.00       4,429.94
  11/30/01          5,110.00       5,180.81
  12/31/01          5,042.24       5,119.16
  01/31/02          4,962.21       5,032.13
  02/28/02          4,351.94       4,412.17
  03/31/02          4,642.06       4,716.17
  04/30/02          4,081.82       4,145.52
  05/31/02          3,851.71       3,922.49
  06/30/02          3,351.49       3,412.96
  07/31/02          3,071.37       3,123.20
  08/31/02          3,001.34       3,059.17
  09/30/02          2,651.18       2,702.47
  10/31/02          3,151.40       3,212.16
  11/30/02          3,551.58       3,622.99
  12/31/02          3,131.39       3,195.48
  01/31/03          3,121.39       3,199.73
  02/28/03          3,211.43       3,286.60
  03/31/03          3,231.44       3,315.64
  04/30/03          3,511.56       3,600.12
  05/31/03          3,801.69       3,899.01
  06/30/03          3,801.69       3,911.38
  07/31/03          4,041.80       4,156.31
  08/31/03          4,241.89       4,365.47
  09/30/03          4,121.83       4,243.41
  10/31/03          4,471.99       4,610.21
  11/30/03          4,502.00       4,635.79
  12/31/03          4,632.06       4,777.93

                  [END CHART]

                      DATA FROM 10/30/00* THROUGH 12/31/03.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

                 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. THE FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE NASDAQ STOCK MARKET, INC., AND THE NASDAQ STOCK MARKET, INC. MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

                 * DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED
                   BY THE INDEX.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

                 The USAA Nasdaq-100 Index Fund seeks investment performance that matches, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. For the year ended December 31, 2003, the Nasdaq-100 Index returned 49.48% and the Fund returned 47.92%.

                 The U.S. stock market began the year uneasily as concerns ahead of the war in Iraq dominated market sentiment. Economic activity remained muted, with seemingly every positive piece of economic news subsequently contradicted by a less robust report. But sentiment changed dramatically in the wake of the successful military campaign in Iraq, better-than-expected first quarter earnings, the enactment of the president's tax package, and signs that the economy was indeed recovering.

                 Throughout the period, the economic landscape showed signs of improvement, as evidenced in the continual upward revisions to the all-important gross domestic product (GDP) figures. Most recently, GDP growth is estimated at an annualized rate of 8.2%. During the second half of the year, investment by corporate America began picking up in earnest. While business spending was well into the single-digit rate during the first half of the year, the third and fourth quarter's spending levels increased sharply to mid-teen levels, with significant increases experienced in technology spending. The equity markets continued to enjoy the Federal Reserve Board's stimulative stance on monetary policy throughout the year.

                 Within the U.S. stock market, technology re-assumed the market leadership position it held in the 1990s. The tech-heavy Nasdaq-100 Index returned a whopping 49.48%, well ahead of the 28.67% return of the S&P 500 Index, the broader index of large-capitalization U.S. stocks. A major factor in the strong recovery of technology stocks and the Nasdaq-100 Index was a significant pickup in business investment in general and technology spending

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 in particular. The information technology sector was up 52.2% and telecommunications services was up 143% for the year.

                 Among the Nasdaq-100 Index's top 10 stocks by market capitalization as of December 31, 2003, the top two performers in 2003 were Nextel Communications, Inc. "A," the wireless communications firm, up 142.94%, and semiconductor giant Intel Corp., up 106.62%. Other top 10 holdings that outperformed the index were online auctioneer eBay, Inc., up 90.53%, and Cisco Systems, Inc., up 84.96%. Microsoft Corp., the index's largest stock at 8.67%, had the smallest gain of the top 10, up only 6.81%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------------------
                  TOP 10 EQUITY HOLDINGS
                     (% of Net Assets)
----------------------------------------------------------

Microsoft Corp.                                       8.5%

Intel Corp.                                           6.1%

Cisco Systems, Inc.                                   5.0%

QUALCOMM, Inc.                                        4.3%

Nextel Communications, Inc. "A"                       3.2%

Amgen, Inc.                                           3.1%

Dell, Inc.                                            2.7%

Comcast Corp. "A"                                     2.6%

eBay, Inc.                                            2.6%

Oracle Corp.                                          2.4%
----------------------------------------------------------

----------------------------------------------------------
                     TOP 10 INDUSTRIES*
                     (% of Net Assets)
----------------------------------------------------------

Semiconductors                                       14.1%

Systems Software                                     14.3%

Communications Equipment                             11.5%

Biotechnology                                         9.1%

Internet Retail                                       5.8%

Application Software                                  4.4%

Computer Hardware                                     4.4%

Wireless Telecommunication Services                   3.9%

Broadcasting & Cable TV                               3.3%

Semiconductor Equipment                               3.3%
----------------------------------------------------------

*EXCLUDES MONEY MARKET INSTRUMENTS.

  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-16.

10

 I N D E P E N D E N T
======================----------------------------------------------------------
                        AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA NASDAQ-100 INDEX FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA Nasdaq-100 Index Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through December 31, 2001, were audited by other auditors whose report dated February 8, 2002, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Nasdaq-100 Index Fund as of December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 February 6, 2004

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               COMMON STOCKS (98.1%)

               ADVERTISING (0.3%)
    7,847      Lamar Advertising Co. *                                              $     293
                                                                                    ---------
               AIR FREIGHT & LOGISTICS (0.3%)
    9,708      Expeditors International of Washington, Inc.                               366
                                                                                    ---------
               AIRLINES (0.3%)
    5,722      Ryanair Holdings plc ADR (Ireland) *                                       290
                                                                                    ---------

               APPAREL RETAIL (0.3%)
   14,042      Ross Stores, Inc.                                                          371
                                                                                    ---------

               APPLICATION SOFTWARE (4.4%)
   35,230      BEA Systems, Inc. *                                                        433
   18,365      Citrix Systems, Inc. *                                                     389
   22,313      Compuware Corp. *                                                          135
   23,551      Intuit, Inc. *                                                           1,246
    9,028      Mercury Interactive Corp. *                                                439
   49,898      PeopleSoft, Inc. *                                                       1,138
   54,708      Siebel Systems, Inc. *                                                     759
   13,534      Synopsys, Inc. *                                                           457
                                                                                    ---------
                                                                                        4,996
                                                                                    ---------

               AUTO PARTS & EQUIPMENT (0.3%)
    7,522      Gentex Corp.                                                               332
                                                                                    ---------

               BIOTECHNOLOGY (9.1%)
   56,629      Amgen, Inc. *                                                            3,500
   35,669      Biogen Idec, Inc. *                                                      1,312
    4,799      Cephalon, Inc. *                                                           232
   24,728      Chiron Corp. *                                                           1,409
   26,466      Genzyme Corp. *                                                          1,306
   18,783      Gilead Sciences, Inc. *                                                  1,092
    4,522      Invitrogen Corp. *                                                         316
   24,949      MedImmune, Inc. *                                                          634
   31,117      Millennium Pharmaceuticals, Inc. *                                         581
                                                                                    ---------
                                                                                       10,382
                                                                                    ---------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               BROADCASTING & CABLE TV (3.3%)
   89,478      Comcast Corp. "A" *                                                  $   2,941
   23,932      EchoStar Communications Corp. "A" *                                        814
                                                                                    ---------
                                                                                        3,755
                                                                                    ---------

               COMMUNICATIONS EQUIPMENT (11.5%)
  232,296      Cisco Systems, Inc. *(a)                                                 5,643
   18,812      Comverse Technology, Inc. *                                                331
  152,996      JDS Uniphase Corp. *                                                       558
   24,094      Juniper Networks, Inc. *                                                   450
    9,070      QLogic Corp. *                                                             468
   90,885      QUALCOMM, Inc.                                                           4,901
    7,434      Research in Motion Ltd. (Canada) *                                         497
   22,398      Tellabs, Inc. *                                                            189
                                                                                    ---------
                                                                                       13,037
                                                                                    ---------

               COMPUTER HARDWARE (4.4%)
   48,177      Apple Computer, Inc. *                                                   1,029
   22,607      ATI Technologies, Inc. (Canada) *                                          342
   88,833      Dell, Inc. *                                                             3,017
  133,846      Sun Microsystems, Inc. *                                                   601
                                                                                    ---------
                                                                                        4,989
                                                                                    ---------

               COMPUTER STORAGE & PERIPHERALS (1.0%)
   33,986      Network Appliance, Inc. *                                                  698
    6,876      SanDisk Corp. *                                                            420
                                                                                    ---------
                                                                                        1,118
                                                                                    ---------

               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
   12,319      PACCAR, Inc.                                                             1,049
                                                                                    ---------

               DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
   22,835      Fiserv, Inc. *                                                             902
   33,690      Paychex, Inc.                                                            1,253
                                                                                    ---------
                                                                                        2,155
                                                                                    ---------

               DIVERSIFIED COMMERCIAL SERVICES (2.2%)
   16,798      Apollo Group, Inc. "A" *                                                 1,142
    9,594      Career Education Corp. *                                                   385
   19,298      Cintas Corp.                                                               967
                                                                                    ---------
                                                                                        2,494
                                                                                    ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
   18,798      American Power Conversion Corp.                                      $     460
   13,210      Intersil Corp. "A"                                                         328
                                                                                    ---------
                                                                                          788
                                                                                    ---------

               ELECTRONIC EQUIPMENT MANUFACTURERS (0.7%)
   53,903      Flextronics International Ltd. (Singapore) *                               800
                                                                                    ---------

               ELECTRONIC MANUFACTURING SERVICES (0.9%)
    9,291      Molex, Inc.                                                                324
   52,012      Sanmina-SCI Corp. *                                                        656
                                                                                    ---------
                                                                                          980
                                                                                    ---------

               FOOD RETAIL (0.3%)
    5,549      Whole Foods Market, Inc. *                                                 372
                                                                                    ---------

               GENERAL MERCHANDISE STORES (0.3%)
   10,427      Dollar Tree Stores, Inc. *                                                 313
                                                                                    ---------

               HEALTH CARE DISTRIBUTORS (0.6%)
    3,824      Henry Schein, Inc. *                                                       258
    6,164      Patterson Dental Co. *                                                     396
                                                                                    ---------
                                                                                          654
                                                                                    ---------

               HEALTH CARE EQUIPMENT (1.3%)
   32,425      Biomet, Inc.                                                             1,181
    7,156      DENTSPLY International, Inc.                                               323
                                                                                    ---------
                                                                                        1,504
                                                                                    ---------

               HEALTH CARE SERVICES (0.6%)
    6,601      Express Scripts, Inc. *                                                    439
    8,933      Lincare Holdings, Inc. *                                                   268
                                                                                    ---------
                                                                                          707
                                                                                    ---------

               HOME ENTERTAINMENT SOFTWARE (1.6%)
   28,292      Electronic Arts, Inc. *                                                  1,352
    9,441      Garmin Ltd. (Cayman Islands)                                               514
                                                                                    ---------
                                                                                        1,866
                                                                                    ---------

               HYPERMARKETS & SUPER CENTERS (0.7%)
   22,709      Costco Wholesale Corp. *                                                   844
                                                                                    ---------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               INTERNET RETAIL (5.8%)
   25,082      Amazon.com, Inc. *                                                   $   1,320
   45,378      eBay, Inc. *                                                             2,931
   69,571      InterActiveCorp *                                                        2,361
                                                                                    ---------
                                                                                        6,612
                                                                                    ---------

               INTERNET SOFTWARE & SERVICES (1.5%)
   21,447      VeriSign, Inc. *                                                           349
   29,796      Yahoo!, Inc. *                                                           1,346
                                                                                    ---------
                                                                                        1,695
                                                                                    ---------

               MANAGED HEALTH CARE (0.2%)
    9,231      First Health Group Corp. *                                                 180
                                                                                    ---------

               MOVIES & ENTERTAINMENT (0.3%)
    5,237      Pixar, Inc. *                                                              363
                                                                                    ---------

               OIL & GAS DRILLING (0.2%)
    7,869      Patterson-UTI Energy, Inc. *                                               259
                                                                                    ---------

               PAPER PACKAGING (0.4%)
   22,846      Smurfit-Stone Container Corp. *                                            424
                                                                                    ---------

               PHARMACEUTICALS (0.9%)
   18,123      Teva Pharmaceutical Industries Ltd. ADR (Israel)                         1,028
                                                                                    ---------

               RESTAURANTS (1.5%)
   51,557      Starbucks Corp. *                                                        1,704
                                                                                    ---------

               SEMICONDUCTOR EQUIPMENT (3.3%)
   81,010      Applied Materials, Inc. *                                                1,819
   22,224      KLA-Tencor Corp. *                                                       1,304
   14,625      Novellus Systems, Inc. *                                                   615
                                                                                    ---------
                                                                                        3,738
                                                                                    ---------

               SEMICONDUCTORS (14.1%)
   50,173      Altera Corp. *                                                           1,139
   20,210      Broadcom Corp. "A" *                                                       689

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
  215,435      Intel Corp.                                                          $   6,937
   12,692      Lam Research Corp. *                                                       410
   39,328      Linear Technology Corp.                                                  1,654
   11,397      Marvell Technology Group Ltd. (Bermuda) *                                  432
   43,368      Maxim Integrated Products, Inc.                                          2,160
   16,243      Microchip Technology, Inc.                                                 542
   16,509      NVIDIA Corp. *                                                             384
   42,775      Xilinx, Inc. *                                                           1,657
                                                                                    ---------
                                                                                       16,004
                                                                                    ---------

               SPECIALTY CHEMICALS (0.3%)
    6,272      Sigma-Aldrich Corp.                                                        359
                                                                                    ---------

               SPECIALTY STORES (2.5%)
   37,506      Bed Bath & Beyond, Inc. *                                                1,626
   13,325      PETsMART, Inc.                                                             317
   31,327      Staples, Inc. *                                                            855
                                                                                    ---------
                                                                                        2,798
                                                                                    ---------

               SYSTEMS SOFTWARE (14.3%)
   21,601      Adobe Systems, Inc.                                                        849
   22,879      Check Point Software Technologies Ltd. (Israel) *                          385
  350,493      Microsoft Corp. (a)                                                      9,653
  205,264      Oracle Corp. *                                                           2,709
   30,340      Symantec Corp. *                                                         1,051
   41,163      VERITAS Software Corp. *                                                 1,530
                                                                                    ---------
                                                                                       16,177
                                                                                    ---------

               TECHNOLOGY DISTRIBUTORS (0.4%)
    8,153      CDW Corp.                                                                  471
                                                                                    ---------

               TRADING COMPANIES & DISTRIBUTORS (0.3%)
    6,832      Fastenal Co.                                                               341
                                                                                    ---------

               TRUCKING (0.3%)
    7,861      C. H. Robinson Worldwide, Inc.                                             298
                                                                                    ---------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (3.9%)
   62,979      Level 3 Communications, Inc. *                                       $     359
  129,048      Nextel Communications, Inc. "A" *                                        3,621
   19,054      PanAmSat Corp. *                                                           411
                                                                                    ---------
                                                                                        4,391
                                                                                    ---------
               Total common stocks (cost: $107,763)                                   111,297
                                                                                    ---------

PRINCIPAL
   AMOUNT
    (000)
--------

               MONEY MARKET INSTRUMENTS (1.7%)

               U.S. TREASURY BILLS (0.2%)
  $    20      0.89%, 1/22/2004 (a)                                                        20
      150      0.90%, 1/22/2004 (a)                                                       150
       20      0.96%, 1/22/2004 (a)                                                        20
                                                                                    ---------
                                                                                          190
                                                                                    ---------
               REPURCHASE AGREEMENTS (1.5%)
    1,705      State Street Bank & Trust Co., 0.50%, acquired on 12/31/2003 and due 1/02/2004 at $1,705, (collateralized by a $1,750
                 U.S. Treasury Note, 1.63%, due 3/31/2005; market
                 value $1,761)(a,b)                                                     1,705
                                                                                    ---------
               Total money market instruments (cost: $1,895)                            1,895
                                                                                    ---------

               TOTAL INVESTMENTS (COST: $109,658)                                   $ 113,192
                                                                                    =========

 N O T E S
==========---------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and in, total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security, or a portion thereof, is segregated to cover open futures contracts.

         (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

         *   Non-income-producing security for the year ended December 31, 2003.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

ASSETS

    Investments in securities, at market value
       (identified cost of $109,658)                                     $ 113,192
    Cash                                                                       206
    Receivables:
       Capital shares sold                                                     321
       USAA Investment Management Company                                      122
       USAA Transfer Agency Company                                              2
       Dividends and interest                                                   17
                                                                         ---------
          Total assets                                                     113,860
                                                                         ---------

LIABILITIES

   Payables:
      Capital shares redeemed                                                  308
      Variation margin                                                           5
   Accrued management fees                                                      51
   Accrued transfer agent's fees                                                 2
   Other accrued expenses and payables                                          54
                                                                         ---------
          Total liabilities                                                    420
                                                                         ---------
             Net assets applicable to capital shares outstanding         $ 113,440
                                                                         =========

NET ASSETS CONSIST OF:

   Paid-in capital                                                       $ 129,481
   Accumulated net realized loss on investments and
      futures transactions                                                 (19,606)
   Net unrealized appreciation on investments and futures contracts          3,565
                                                                         ---------
             Net assets applicable to capital shares outstanding         $ 113,440
                                                                         =========
   Capital shares outstanding                                               24,487
                                                                         =========
   Authorized shares of $.01 par value                                     100,000
                                                                         =========
   Net asset value, redemption price, and offering price per share       $    4.63
                                                                         =========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME

   Dividends (net of foreign taxes withheld of $1)                    $     193
   Interest                                                                  18
                                                                       --------
      Total income                                                          211
                                                                       --------

EXPENSES

   Advisory fees                                                            162
   Administrative fees                                                      283
   Transfer agent's fees                                                    277
   Custodian's fees                                                          57
   Postage                                                                   18
   Shareholder reporting fees                                                27
   Directors' fees                                                            5
   Registration fees                                                         29
   Professional fees                                                         36
   Other                                                                     38
                                                                       --------

      Total expenses                                                        932
   Expenses reimbursed                                                     (153)
   Expenses paid indirectly                                                  (1)
                                                                       --------
      Net expenses                                                          778
                                                                       --------
NET INVESTMENT LOSS                                                        (567)
                                                                       --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS

   Net realized loss from investment transactions                        (1,544)
   Net realized gain from futures transactions                              984
   Change in net unrealized appreciation/depreciation of
      investments and futures contracts                                  32,196
                                                                       --------
      Net realized and unrealized gain on investments
         and futures contracts                                           31,636
                                                                       --------
Increase in net assets resulting from operations                       $ 31,069
                                                                       ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                   of Changes in NET ASSETS
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
YEARS ENDED DECEMBER 31,

                                                             2003            2002
                                                         ------------------------
FROM OPERATIONS

   Net investment loss                                   $   (567)       $   (355)
   Net realized loss on investments
      and futures transactions                               (560)        (12,136)
   Change in net unrealized appreciation/depreciation
      of investments and futures contracts                 32,196         (13,954)
                                                         ------------------------

      Increase (decrease) in net assets resulting
         from operations                                    31,069        (26,445)
                                                         ------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                               61,912          45,888
   Cost of shares redeemed                                (32,419)        (25,490)
                                                         ------------------------

      Increase in net assets from capital share
         transactions                                      29,493          20,398
                                                         ------------------------

   Net increase (decrease) in net assets                   60,562          (6,047)

NET ASSETS

      Beginning of period                                  52,878          58,925
                                                         ------------------------

      End of period                                      $113,440        $ 52,878
                                                         ========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                             15,838          12,281
   Shares redeemed                                         (8,257)         (7,050)
                                                         ------------------------
      Increase in shares outstanding                        7,581           5,231
                                                         ========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Nasdaq-100 Index Fund (the
         Fund). The Fund's investment objective is to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents the largest and most active nonfinancial domestic and international companies listed on the Nasdaq Stock Market based on market capitalization. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (formerly known as Northern Trust Investments, Inc.) (NTI) to serve as subadviser for the Fund. Prior to October 1, 2003, Barclays Global Fund Advisors served as the Fund's subadviser. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets, including borrowings for investment purposes, in the stocks of companies composing the Nasdaq-100 Index.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention,

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

                    available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 3. Futures contracts are valued at the last quoted sales price.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's investment subadviser if applicable, under valuation procedures approved by the Company's Board of Directors.

              B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Upon entering into a contract, the Fund is required to make an initial margin deposit of either cash or securities in an amount equal to a certain percentage of the contract. Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

              C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income provision is required.

              D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and
                    liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              G. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended December 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $1,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended December 31, 2003, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under either of these agreements during the year ended
         December 31, 2003.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund. The Fund did not pay any distributions during the years ended December 31, 2003, and 2002.

         During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated undistributed net investment loss by $567,000. This reclassification has no effect on net assets.

         As of December 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                       $         --
         Accumulated capital and other losses                 (17,778,000)
         Unrealized appreciation on investments                 1,737,000

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2003, the Fund had a current post- October deferred capital loss of $2,008,000 and capital loss carryovers of $15,770,000 for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2009 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended December 31, 2003, were $32,235,000 and $4,087,000, respectively.

         The cost of securities at December 31, 2003, for federal income tax purposes, was $111,455,000.

         Gross unrealized appreciation and depreciation of investments as of December 31, 2003, for federal income tax purposes, were $13,404,000 and $11,667,000, respectively, resulting in net unrealized appreciation of $1,737,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. ADVISORY FEES - The Manager carries out the Fund's investment policies and provides oversight of the management of the Fund's assets managed by a subadviser. The Fund's advisory fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets. For the year ended December 31,2003, the Fund incurred advisory fees, paid or payable to the Manager, of $162,000.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee.

              C. ADMINISTRATIVE FEES - The Manager provides services related to the administration and operation of the Fund. The Fund's administrative fees are computed at an annualized rate of 0.35% of the Fund's average net assets, accrued daily and paid monthly.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

                 For the year ended December 31, 2003, the Fund incurred administrative fees, paid or payable to the Manager, of $283,000.

              D. EXPENSE LIMITATIONS - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's annual average net assets, effective May 1, 2003, excluding the effect of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. Prior to May 1, 2003, the expense limitation was 0.85% of the Fund's annual average net assets. For the year ended December 31, 2003, the Fund incurred reimbursable expenses of $153,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. For the year ended December 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $277,000. Additionally, the Fund recorded a receivable from USAA Transfer Agency Company of $2,000 at December 31, 2003.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

(7) FUTURES CONTRACTS
--------------------------------------------------------------------------------

         A summary of obligations under these financial instruments at December 31, 2003, is as follows:

                                                                    MARKET        UNREALIZED
TYPE OF FUTURE            EXPIRATION      CONTRACTS    POSITION      VALUE       APPRECIATION
---------------------------------------------------------------------------------------------
Nasdaq-100
   Index Futures        March 18, 2004        10         Long      $1,471,000      $20,000

Nasdaq-100
   Mini Index Futures   March 19, 2004        14         Long         412,000       11,000
                                             ---                   ----------      -------
    Total                                     24                   $1,883,000      $31,000
                                             ===                   ==========      =======

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2003

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                        YEARS ENDED                           PERIOD ENDED
                                                        DECEMBER 31,                           DECEMBER 31,
                                            ---------------------------------------------------------------------
                                                 2003                 2002              2001                 2000*
                                            ---------------------------------------------------------------------
Net asset value at
  beginning of period                       $    3.13              $  5.05           $  7.57              $ 10.00
                                            ---------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income (loss)                   (.03)(a)             (.02)(a)          (.02)(a)              .01(a)
  Net realized and unrealized
    gain (loss) on investments
    and futures transactions                     1.53(a)             (1.90)(a)         (2.50)(a)            (2.44)(a)
                                            ---------------------------------------------------------------------
Total from investment operations                 1.50(a)             (1.92)(a)         (2.52)(a)            (2.43)(a)
                                            ---------------------------------------------------------------------
Net asset value at end of period            $    4.63              $  3.13           $  5.05              $  7.57
                                            =====================================================================
Total return (%)**                              47.92               (38.02)           (33.48)              (24.20)
Net assets at end of period (000)           $ 113,440              $52,878           $58,925              $28,667
Ratio of expenses to
  average net assets (%)***                       .96(c,d)             .85(c,d)          .85(c,d)             .85(b,d)
Ratio of expenses to average
  net assets, excluding
  reimbursements (%)***                          1.15(c)              1.37(c)           1.61(c)              2.56(b)
Ratio of net investment income
  (loss) to average net assets (%)***            (.70)                (.66)             (.37)                 .37(b)
Portfolio turnover (%)                           5.23                11.01             17.98                 3.58

   * Fund commenced operations on October 27, 2000.
  ** Total returns for periods of less than one year are not annualized. The return for the period ended December 31, 2000, is cumulative.
 *** For the year ended December 31, 2003, average net assets were $80,856,000.
 (a) Calculated using average shares. For the year ended December 31, 2003, average shares were 20,613,000.
 (b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (c) Reflects total expenses, excluding any fee-offset arrangements, which did not affect the Fund's expense ratios.
 (d) Effective May 1, 2003, the Manager voluntarily agreed to limit the Fund's expenses, excluding the effect of any expenses paid indirectly, to 1.00% of the Fund's average net assets. Prior to May 1, 2003, the expense limitation was 0.85% of the Fund's average net assets.

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of December 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call 1-800-531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

32

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

         ROBERT G. DAVIS (2)
         Director and Chairman of the Board of Directors
         Born: November 1946
         Year of Election or Appointment: 1996

         Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company
         (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and FPS.

         CHRISTOPHER W. CLAUS (2,4)
         Director, President, and Vice Chairman of the Board of Directors
         Born: December 1960
         Year of Election or Appointment: 2001

         President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3,4,5,6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, Ph.D.(3,4,5,6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (2/79-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3,4,5,6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

34

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D. (3,4,5,6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2,3,4,5,6)
         Director
         Born: July 1943
         Year of Election or Appointment: 1992

         Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.
         (2) MEMBER OF EXECUTIVE COMMITTEE
         (3) MEMBER OF AUDIT COMMITTEE
         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE
         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE
         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for IMCO, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

         DAVID M. HOLMES
         Treasurer
         Born: June 1960
         Year of Appointment: 2001

         Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, USAA Shareholder Account Services, and FPS.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of AVP and Assistant Secretary of IMCO, FPS, and USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial Administra-tion, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                         DIRECTORS       Robert G. Davis, CHAIRMAN OF THE BOARD
                                         Christopher W. Claus, VICE CHAIRMAN
                                         OF THE BOARD
                                         Barbara B. Dreeben
                                         Robert L. Mason, Ph.D.
                                         Michael F. Reimherr
                                         Laura T. Starks, Ph.D.
                                         Richard A. Zucker

               INVESTMENT ADVISER,       USAA Investment Management Company
                      UNDERWRITER,       P.O. Box 659453
                   AND DISTRIBUTOR       San Antonio, Texas 78265-9825

                    TRANSFER AGENT       USAA Shareholder Account Services
                                         9800 Fredericksburg Road
                                         San Antonio, Texas 78288

                         CUSTODIAN       State Street Bank and Trust Company
                                         P.O. Box 1713
                                         Boston, Massachusetts 02105

               INDEPENDENT AUDITOR       Ernst & Young LLP
                                         100 West Houston St., Suite 1900
                                         San Antonio, TX 78205

                         TELEPHONE       Call toll free - Central time
                  ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                                         Saturday, 8:30 a.m. to 5 p.m.
                                         Sunday, 10:30 a.m. to 7 p.m.

                    FOR ADDITIONAL       1-800-531-8181, in San Antonio 456-7200
                 INFORMATION ABOUT       For account servicing, exchanges,
                      MUTUAL FUNDS       or redemptions
                                         1-800-531-8448, in San Antonio 456-7202

                   RECORDED MUTUAL       24-hour service (from any phone)
                 FUND PRICE QUOTES       1-800-531-8066, in San Antonio 498-8066

                       MUTUAL FUND       (from touch-tone phones only)
                    USAA TOUCHLINE       For account balance, last transaction,
                                         fund prices, or to exchange or redeem
                                         fund shares 1-800-531-8777, in San
                                         Antonio 498-8777

                   INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

37732-0204

                                             (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 18 funds. The Index Funds are the only three funds of the Registrant that have a fiscal year-end of December 31, and the remaining 15 funds have a fiscal year-end of July 31. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for 2003 and 2002 were $314,300 and $297,780, respectively.

(b) AUDIT RELATED FEE. No such fees were billed by Ernst & Young LLP for 2003 or 2002.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the review of the Registrant's federal, state and city income tax returns and excise tax calculations for 2003 and 2002 were $71,515 and $67,889, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for 2003. No such fees were paid or accrued by the Registrant in 2002. The aggregate fees billed by Ernst & Young LLP to USAA Investment Management Company (IMCO), the Funds' adviser, for other products and services were $10,460. These other services provided by Ernst & Young LLP in 2002 to IMCO were reviews of anti-money laundering procedures and board governance procedures.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, for 2003 and 2002 were $93,515 and $118,349, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2002 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.